As filed with the Securities and Exchange Commission on July 15, 2003
                                       Registration Nos. 333-62270 and 811-10399

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
                     1933 Pre-Effective Amendment No. _____
                       Post-Effective Amendment No. 4 [X]
                                     and/or


                             REGISTRATION STATEMENT
                    Under the Investment Company Act Of 1940


                               Amendment No. 6 [X]


                             HENDERSON GLOBAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 397-1122

(Name and Address of Agent for Service)                    Copy to:

             BRIAN BOOKER                              CATHY G. O'KELLY
 737 NORTH MICHIGAN AVENUE, SUITE 1950         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
        CHICAGO, ILLINOIS 60611                     222 NORTH LASALLE STREET
                                                    CHICAGO, ILLINOIS 60601
================================================================================



It is proposed that this filing will become effective: (check appropriate box)

        immediately upon filing pursuant to paragraph (b); or
-----
        on _____________ pursuant to paragraph (b); or
-----
        60 days after filing pursuant to paragraph (a)(1); or
-----
        on (date) pursuant to paragraph (a)(1); or
-----
  X     75 days after filing pursuant to paragraph (a)(2); or
-----
        on (date) pursuant to paragraph (a)(2) of Rule 485.
-----


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Henderson Income Advantage Fund

Prospectus

                                                         September 30, 2003

                                                             Class A Shares
                                                             Class B Shares
                                                             Class C Shares


This Prospectus contains important information about the investment objective, strategies and risks of the Henderson Income Advantage Fund (the "Fund") that you should know before you invest in it. Please read it carefully and keep it with your investment records. The Fund is non-diversified. The Fund's investment objective is to seek high current income with capital appreciation as a secondary goal when consistent with achieving high current income. The Fund is a separate series of Henderson Global Funds (the "Funds").

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARY.................................................................x
Investment Objective.........................................................x
Principal Investment Strategies..............................................x
Principal Risks..............................................................x
Who Should Invest in the Fund................................................x
FEES AND EXPENSES SUMMARY....................................................x
Shareholder Fees.............................................................x
Annual Fund Operating Expenses...............................................x
Example of Expenses..........................................................x
Performance Information......................................................x
INVESTMENT STRATEGIES AND RISKS..............................................x
How the Fund Invests.........................................................x
Investment Risks of the Fund.................................................x
MANAGEMENT OF THE FUND.......................................................x
Investment Adviser and Subadviser............................................x
Portfolio Managers...........................................................x
DESCRIPTION OF SHARE CLASSES.................................................x
Applicable Sales Charge- Class A Shares......................................x
Sales Charge Waivers.........................................................x
Class A Sales Charge Reductions..............................................x
Applicable Sales Charge- Class B Shares......................................x
Applicable Sales Charge- Class C Shares......................................x
Contingent Deferred Sales Charge.............................................x
Distribution and Service Fees................................................x
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES..................................x
How to Purchase Shares.......................................................x
Opening Your Account.........................................................x
Adding to Your Account.......................................................x
How to Exchange Shares.......................................................x
How to Redeem Shares.........................................................x
Other Considerations.........................................................x
INVESTOR SERVICES AND PROGRAMS...............................................x
Distribution Options.........................................................x
Purchase and Redemption Programs.............................................x
OTHER INFORMATION............................................................x
Pricing of Fund Shares.......................................................x
Distributions................................................................x
Tax Considerations...........................................................x
Unique Nature of Fund........................................................x
Provision of Annual and Semi-Annual Reports and Prospectuses.................x

Back Cover for Additional Information

FUND SUMMARY

INVESTMENT OBJECTIVE

     The Fund's investment objective is to seek high current income with capital appreciation as a secondary goal when consistent with achieving high current income.

PRINCIPAL INVESTMENT STRATEGIES

     Under normal circumstances, the Fund invests primarily in high yield debt that is below investment-grade in quality. A debt security is below investment grade if it is rated below BBB by a nationally recognized rating service or is deemed to be of comparable quality by the Fund's adviser. High yield debt securities have a higher risk of default than investment grade debt securities, are subject to greater price volatility and are less liquid than higher rated debt securities. The Fund invests in securities with a broad range of maturities.

     Lower rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund seeks to invest in securities offering the highest yield and expected total return without taking on an excessive amount of risk. The managers attempt to reduce risks through several methods, including credit analysis and attention to current developments and trends in interest rates and economic conditions.

     The portfolio managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a top-down overlay that determines appropriate industry and sector exposure.

     In their bottom-up approach, the managers use both qualitative and quantitative analysis to consider a variety of factors, including the issuer's:

     o    experience and managerial strength
     o    debt service capability
     o    operating outlook
     o    sensitivity to economic conditions
     o    current financial condition
     o    liquidity and access to capital

     The top-down overlay is applied within a broader economic and market context and includes:

     o    evaluation of economic and interest rate environment
     o    identification of growth and interest rate trends
     o    analysis of industry weightings

     The Fund will generally consider selling a security when in the managers' opinion, there is significant management turnover, an inability to establish open communication with management, deterioration of asset value, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains or a failure by the issuer to meet operating/financial targets.

     The Fund is a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a smaller number of issuers. The Fund may also invest in fixed income securities of issuers based outside the United States. These securities of foreign issuers are primarily traded in the United States and predominantly denominated in U.S. dollars. The Fund does not limit its investments to companies of any particular size. However, in an attempt to reduce portfolio risk, the managers will generally invest across industry groups and securities.

PRINCIPAL RISKS

     The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

     o HIGH YIELD SECURITIES RISK. Securities rated below investment grade generally entail greater credit, market, issuer and liquidity risk than investment grade securities.

     o CREDIT/DEFAULT RISKS. An issuer of a debt security, particularly a low-quality bond, may be unable to make timely interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and, therefore, involve a greater risk of default.

     o MARKET RISK. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of debt securities in the market. Issuers of high yield securities tend to be more susceptible to recession or bad financial news than higher rated debt securities. This may limit their ability to pay interest and principal when due.

     o ISSUER RISK. The price of a debt security is affected by changes in an issuer's financial condition. High yield securities are generally more sensitive to these changes than higher quality securities.

     o LIQUIDITY RISK. Liquidity of individual debt securities varies considerably. Low-grade debt securities have less liquidity than investment grade securities, which means that it may be more difficult to sell or buy a security at a favorable price or time. Additionally, the Fund may not be able to close out a derivative contract when it wants to and, as a result, could incur losses.

     o INTEREST RATE RISK. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. The longer the maturity of a debt security, the more sensitive a debt security's price will be to changes in interest rates.

     o NON-DIVERSIFICATION RISK. The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

WHO SHOULD INVEST IN THE FUND?

     The Fund may be an appropriate investment for you if you:

     o    Want a professionally managed portfolio
     o    Are looking for a high level of current income
     o Are willing to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds

FEES AND EXPENSES SUMMARY

The Fund offers three different Classes of shares. Although your money will be invested the same way no matter which Class of shares you buy, there are differences among the fees and expenses associated with each Class. For more information about which share class may be right for you, see "Description of Share Classes."

This table shows the different fees and expenses that you may pay if you buy and hold the different Classes of shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you. Future expenses may be greater or less than those indicated below.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------- ------------------ ----------------- ---------
                                                          CLASS A            CLASS B           CLASS C
--------------------------------------------------------- ------------------ ----------------- ---------


Maximum Sales Charge (Load) Imposed on Purchases (as a    4.75% (a)          None              1.00%
percentage of the Offering Price)
--------------------------------------------------------- ------------------ ----------------- ---------
Maximum Deferred Sales Charge (Load)(as a percentage of   None (b)           5.00% (c)         1.00% (d)
the Offering Price)
--------------------------------------------------------- ------------------ ----------------- ---------
Redemption Fee (e)                                        2.00%              2.00%             2.00%
--------------------------------------------------------- ------------------ ----------------- ---------


(a) The sales charge declines as the amount invested increases. An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A shares, or if you are investing through a retirement or deferred plan or trust and your Class A purchase meets certain requirements.

(b) In certain instances where an initial sales charge was not deducted from your Class A purchase, namely purchases of $1 million or more or certain qualifying purchases through a retirement or deferred plan or trust, a contingent deferred sales charge ("CDSC") of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months.

(c) The CDSC payable upon redemption of Class B shares declines over time.

(d) A CDSC of up to 1% may be imposed on certain redemptions of Class C shares. The CDSC applies to redemption of Class C shares within 18 months of purchase.

(e) Shares redeemed within 30 days of purchase may be subject to a 2.00% redemption fee, excluding assets invested through wrap programs or through certain retirement plans.



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE PAID FROM FUND ASSETS) As a percentage of estimated average net assets

--------------------------------------------------------- ------------------ ----------------- ----------------
                                                          CLASS A            CLASS B           CLASS C
--------------------------------------------------------- ------------------ ----------------- ----------------

--------------------------------------------------------- ------------------ ----------------- ----------------
Management Fees                                             0.85%              0.85%           0.85%
--------------------------------------------------------- ------------------ ----------------- ----------------
Distribution and Service (12b-1) Fee (a)                    0.25%              1.00%           1.00%
--------------------------------------------------------- ------------------ ----------------- ----------------
Other Expenses (b)                                          1.35%              1.35%           1.35%
--------------------------------------------------------- ------------------ ----------------- ----------------
         Total Operating Expenses                           2.45%              3.20%           3.20%
--------------------------------------------------------- ------------------ ----------------- ----------------
Fee Waiver and Expense Reimbursement (c)                    0.60%              0.60%           0.60%
--------------------------------------------------------- ------------------ ----------------- ----------------
         Net Operating Expenses (c)                         1.85%              2.60%           2.60%
--------------------------------------------------------- ------------------ ----------------- ----------------

(a) The Fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial adviser (referred to as distribution and service fees).

(b)  Other Expenses are based on estimated amounts for the current fiscal year.

(c) The Fund's adviser has agreed, through July 31, 2007, to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.60% of the Fund's average daily net assets. Until July 31, 2007, the adviser may subsequently recover from the Fund expenses reimbursed if the Fund's expense ratio including the recovered expenses falls below the expense limitation.

EXAMPLE OF EXPENSES

     These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example is hypothetical; your actual costs and returns may be higher or lower. The examples assume that:

     o You invest $10,000 in the Fund for the time periods indicated and then you redeem all your shares at the end of those periods

     o Your investment has a 5% return each year and dividends and other distributions are reinvested

     o The Fund's operating expenses reflect contractual waivers and reimbursements for applicable periods

     Based upon these assumptions:


                                 If you sell your shares,                      If you don't sell your shares
                                   your costs would be:                             your costs would be:
-------------------------- -------------------------------------- ----------------------------------------------------
                               1-YEAR              3-YEAR                 1-YEAR                     3-YEAR
-------------------------- -------------------------------------- ----------------------------------------------------

-------------------------- -------------------------------------- ----------------------------------------------------
     Class A                    $654               $1,029                  $654                     $1,029
-------------------------- -------------------------------------- ----------------------------------------------------
     Class B                     663                1,109                   263                        809
-------------------------- -------------------------------------- ----------------------------------------------------
     Class C                     460                  901                   361                        901
-------------------------- -------------------------------------- ----------------------------------------------------


PERFORMANCE INFORMATION

     The Fund commenced operations on September 30, 2003, and therefore does not have any performance history. Performance information for the Fund will be included in the Fund's next annual or semi-annual report.

INVESTMENT STRATEGIES AND RISKS

HOW THE FUND INVESTS

     The Fund's investment objective is to seek high current income with capital appreciation as a secondary goal when consistent with achieving high current income. Under normal circumstances, the Fund invests primarily in high yield debt that is below investment-grade in quality. A debt security is below investment grade if it is rated below BBB by a nationally recognized rating service or deemed to be of comparable quality by the Fund's adviser.

     The managers use a process that combines a bottom-up approach to individual security selection with a top-down overlay that determines appropriate industry and sector exposure. The managers are fundamental investors and use both qualitative and quantitative analysis to evaluate companies. The managers do not rely principally on the ratings assigned by rating agencies, but perform their own independent investment analysis to evaluate creditworthiness of the issuer. In this analysis, the managers consider a variety of factors, including the issuer's experience and managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection and equity sponsorship.

     The top-down overlay is established within a broader economic and market context and includes:

     o evaluation of economic and interest rate environment that frames sector allocation and quality mix;

     o identification of growth and interest rate trends and determination of appropriate credit ratings accordingly;

     o analysis of industry weightings including stability and growth of industries, cash flows and/or positive equity momentum.

     Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, U.S. Government securities, equity and equity-related securities such as convertibles and debt securities with warrants, illiquid securities, foreign securities, corporate loans, derivatives, distressed securities and emerging market debt securities.

     DEBT SECURITIES. The Fund may invest in all types of debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Debt securities include corporate bonds, U.S. Government securities, convertible bonds, mortgage and other asset-backed securities, zero-coupon bonds and corporate loans.

     EQUITY SECURITIES. The Fund may invest up to 10% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. Convertible preferred stocks tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks.

     FOREIGN SECURITIES. The Fund may also invest in fixed income securities of issuers based outside the United States. These securities of foreign issuers are primarily traded in the United States and predominantly denominated in U.S. dollars.

     ILLIQUID SECURITIES AND CORPORATE LOANS. The Fund may invest up to 15% of its net assets in illiquid securities and corporate loans. These investments may be difficult to sell and the sale of many illiquid securities is limited by law.

     TEMPORARY DEFENSIVE INVESTMENTS. When the managers believe market or economic conditions are unfavorable for investors, the managers may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. The Fund may make these investments or increase its investment in these securities when the managers are unable to find enough attractive long-term investments, to reduce exposure to a Fund's primary investments when the managers believe it is advisable to do so, or to meet anticipated levels of redemption. The Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Temporary defensive investments generally may include U.S. government securities, commercial paper, repurchase agreements and other money market securities. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns and may limit the Fund's ability to meet its investment objective.

     DERIVATIVES. The Fund may use derivatives including credit default swaps, forwards, options, indexed securities, futures and options on futures. Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index such as the Standard & Poors Composite Price 500 Index.

     LEVERAGE. The Fund may use bank borrowings to increase the amount of money the Fund can invest. This principal is called leverage. The Fund may borrow money to the extent permissible by Investment Company Act of 1940, as amended (the "1940 Act"), currently up to 33 1/3% of its total assets.

INVESTMENT RISKS OF THE FUND

     This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

     o HIGH YIELD SECURITY. High yield securities are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed.

     o CREDIT. The risk that one or more debt securities in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

     o MARKET. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of debt securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the Fund emphasizes debt securities from any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

     o ISSUER. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. The market price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

     o INTEREST RATE. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the debt securities in the Fund's portfolio will decline in value because of increases in market interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as prepayment risk and may reduce the Fund's income. During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security's duration and reduce the value of the debt security. This is known as extension risk.

     o LIQUIDITY. Liquidity of individual debt securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. High yield debt securities tend to be less liquid than higher-rated securities.

     o INFLATION. The risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money.

     o REINVESTMENT. Income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt securities at market interest rates that are below the portfolio's current earnings rate.

     o FOREIGN INVESTMENTS. The risks of investing in foreign securities are generally greater than those of investing in U.S. securities. These risks include currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

     o LEVERAGE. The Fund may borrow money to the extent permissible under the 1940 Act, currently up to 33 1/3% of its total assets, including the amount borrowed. This leverage creates risks not associated with unleveraged funds having a similar investment objective. Leverage creates risk which may adversely affect the return to shareholders of the Fund, including: the likelihood of greater volatility of net asset value; fluctuations in the interest rates on borrowings and short-term debt; increased operating costs, which may reduce the Fund's total return; and the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowings remains fixed.

     o ZERO-COUPON BONDS. Zero coupon bonds are especially sensitive to changes in interest rates, and their prices are generally more volatile than debt securities that pay interest periodically. Lower quality zero coupon bonds are generally subject to the same risks as high yield securities. The Fund typically will not receive any interest payments on these securities until maturity. If the issuer defaults, the Fund may lose its entire investment.

     o DERIVATIVES. Even a small investment in derivatives can have a significant impact on the Fund's exposure to market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

     o NON-DIVERSIFICATION. The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

     o FREQUENT TRADING. Because the Fund does not limit the amount of buying and selling it may do, the risk that frequent buying and selling of investments may involve higher trading costs and other expenses may increase the amount of taxes payable by shareholders.

     o DEFENSIVE INVESTMENT STRATEGIES. In addition, the Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in short-term obligations (such as cash, cash equivalents or U.S. Treasuries) when adverse market, economic or political conditions exist. To the extent that the Fund invests defensively, it may not be able to pursue its investment objective. The Fund's defensive investment position may not be effective in protecting its value.

     CHANGES IN POLICIES. The Fund's Trustees may change the Fund's investment objective, investment strategies and other policies without shareholder approval, except as otherwise indicated.

     FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS. The Fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Fund may engage are discussed, together with their risks, in the Fund's Statement of Additional Information ("SAI") which you may obtain by contacting shareholder services. (See back cover for address and phone number.)

MANAGEMENT OF THE FUND

INVESTMENT ADVISER AND SUBADVISER

     Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago IL, 60611, referred to herein as "the Adviser," is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of Henderson Global Investors (Holdings) plc, referred to, together with its affiliates, as "Henderson Global Investors" in this prospectus. As of December 31, 2002 the Adviser had approximately $[1.2] billion of assets under management, respectively.

     As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals in Asia Pacific, Europe, and both North and South America. Headquartered in London at 4 Broadgate, London, UK EC2M 2DA, Henderson Global Investors has been managing assets for clients since 1934. Today, Henderson Global Investors' business is a dynamic multi-skill, multi-asset management business with a fast growing worldwide distribution network. [Currently, Henderson Global Investors is indirectly wholly-owned by AMP Limited.] AMP Limited, the Australian financial services company, acquired Henderson Global Investors in 1998.

     Global awards of recognition of Henderson Global Investors and its affiliates include:

     o    Multi-sector Manager of the Year, 2000 - Morningstar, Australia

     o Best Investment Trust Manager for the 6th consecutive year - S&P Micropal, 1999

     o Fund Manager of the Year 1999, Global Technology and Asian Enterprise Funds - Investment Week

     o    Best Overall Fund Manager of the Year 1999 - Professional Pensions

     As of December 31, 2002, Henderson Global Investors had net assets under management of approximately $144 billion. In addition to the North American offices, Henderson Global Investors has 16 offices around the world.

     The Adviser provides investment management and related administrative services and facilities to the Fund (including portfolio management and trade execution). For these services, the Adviser is entitled to an annual management fee as set forth in the Fees and Expenses Summary.

PORTFOLIO MANAGERS

     The Fund is managed by Daniel J. Doyle and Harry Resis, Jr.

     Daniel J. Doyle, Director of U.S. Credit, joined Henderson Global Investors in 2002. Previously, Mr. Doyle was a Senior Vice President at Scudder Investments, Inc. (1986 - 2002) where he was a Portfolio Manager for various high yield funds. Mr. Doyle was also a Commercial Bank Examiner at the Federal Reserve Bank of Chicago (1984 - 1986) and has more than 17 years of experience in investment management and research.

     Harry Resis, Jr., Director of US Fixed Income, joined Henderson Global Investors in 2002. Previously, Mr. Resis was a Managing Director at Scudder Investments, Inc. (1988 - 2002) where he was Lead Portfolio Manager for various high yield and investment-grade funds.

     Prior to working at Scudder Investments, Inc., Mr. Resis was a Senior Vice President of Fixed Income at Paine Webber (1982 - 1988) and a Vice President at Lehman Brothers (1976 - 1982). Mr. Resis has over 30 years of investment experience.


DESCRIPTION OF SHARE CLASSES

     The Fund offers Class A, B and C shares through this prospectus. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the following tables. The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the Classes of shares:

CLASS A SHARES

     o Front end sales charge. There are several ways to reduce these sales charges.

     o    Lower annual expenses than Class B and Class C shares.

     o No CDSC, except certain purchases for which no front end sales charge was paid are subject to a 1% CDSC for redemptions within one year of investment.

     o Class A shares pay distribution and service fees up to a maximum of 0.25% of net assets annually.

     In certain circumstances, these front end sales charges are waived. These circumstances are described under "Sales Charge Waivers."

CLASS B SHARES

     o No front end sales charge. All your money goes to work for you right away.

     o    Higher annual expenses than Class A shares.

     o    A CDSC on shares you sell within six years of purchase.

     o Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses.

     o Class B shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.

     o    CDSC is waived for certain types of redemptions.

CLASS C SHARES

     o    Front end sales charge.

     o A 1% CDSC for redemptions made within eighteen months of investing, and no CDSC thereafter.

     o    Shares do not convert to another Class.

     o    Higher annual expenses than Class A shares.

     o Class C shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.

     o    CDSC is waived for certain types of redemptions.

     If you are purchasing Class B or Class C shares in an amount of $250,000 or more, you should consult with your financial advisor to determine whether another share class is more beneficial given your circumstances.

     Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that apply to each of these Classes of shares.

     If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees, or by the Adviser. These commissions and concessions are described in the SAI.

     The Funds may waive the initial sales charge and initial and subsequent investment minimums on Class A shares for purchases through certain investment professionals that sponsor electronic mutual fund marketplaces and receive no portion of the sales charge. Investors may be charged a fee by such investment professionals if they effect transactions through them.


APPLICABLE SALES CHARGE- CLASS A SHARES

     You can purchase Class A shares at the net asset value per share (NAV) plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

         ----------------------------------------- --------------------------------------- --------------------------
         Amount of Purchase                           Sales Charge* as Percentage of:

                                                                                           Dealer
                                                                                           Reallowance as a
                                                                                           Percentage of the
                                                   Offering Price     Net Amount Invested  Offering Price
         ----------------------------------------- ------------------ -------------------- --------------------------
         ----------------------------------------- ------------------ -------------------- --------------------------
         Less than $50,000                         4.75%              4.99%                4.25%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $50,000 but less than $100,000            4.50%              4.71%                4.00%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $100,000 but less than $250,000           3.50%              3.63%                3.00%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $250,000 but less than $500,000           2.50%              2.56%                2.25%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $500,000 but less than $1,000,000         2.00%              2.04%                1.75%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $1,000,000 or more                        None**             None**               None***
         ----------------------------------------- ------------------ -------------------- --------------------------

          * Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

          ** No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions of such investments within one year of purchase.

          *** The distributor (the "Distributor") pays a sales commission of up to 1.00% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more.

     YOU MAY BE ELIGIBLE FOR REDUCTIONS AND WAIVERS OF SALES CHARGES. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your financial adviser or the Adviser for assistance.

SALES CHARGE WAIVERS

     The Fund will waive the initial sales charge on Class A shares for the following types of purchases:

     1.   Dividend reinvestment programs;

     2. Purchase by any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise;

     3. Reinvestment by a shareholder who has redeemed shares in the Fund and reinvests in the Fund, provided the reinvestment is made within 90 days of the redemption;

     4. Purchase by a tax-exempt organization enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Internal Revenue Code") and private, charitable foundations that in each case make a lump-sum purchase of $100,000 or more;

     5. Purchase by a unit investment trust registered under the Investment Company Act of 1940 which has shares of the Fund as a principal investment;

     6. Purchase by a financial institution purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Fund's Distributor;

     7. Purchase by registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fees for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books and records of a broker or agent;

     8. Purchases of retirement or deferred plans and trusts including those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts";

     9. A purchase of $1 million or more of Class A shares among the Fund and other Henderson Global Funds; and

     10. Purchase by an employee or family member of an employee of the Adviser and its affiliates.

     Investors who qualify under any of the categories described above should contact their brokerage firms. For further information on sales charge waivers, call 866.3HENDERSON (or 866.343.6337.) For certain of these investments, a CDSC of 1% may be imposed on certain redemptions of such investments within one year of purchase.

CLASS A SALES CHARGE REDUCTIONS

     You may qualify for reduced sales charges in the following cases:

     o LETTER OF INTENT. If you intend to purchase at least $50,000 of Class A shares of the Fund and other Henderson Global Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Henderson Global Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period).

          You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund's custodian will hold such amount in shares in escrow.

          The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

     o RIGHTS OF COMBINATION. Investors eligible to receive volume discounts are individuals, their spouses, their children under age 21, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in the Fund and Class A Shares of other funds advised by the Adviser along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.50%, rather than the 4.75% normally charged on a $4,000 purchase. Please contact your broker to establish a new account under Rights of Combination.

     o RIGHT OF ACCUMULATION. You may add the value of any other Class A shares of the Fund you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase.

     Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing the Fund's shares.

     For further information on sales charge reductions, call 866.3HENDERSON (or 866.343.6337.)

APPLICABLE SALES CHARGE - CLASS B SHARES

     You pay no initial sales charge if you purchase Class B shares. However, a CDSC will be deducted from your redemption proceeds if you redeem your shares within six years of purchase. The CDSC schedule for Class B Shares is set forth under "Contingent Deferred Sales Charge."

     CONVERSION FEATURE -- CLASS B SHARES:

     o Class B Shares of a Fund automatically convert to Class A shares of the Fund eight years after you acquired such shares. See the CDSC Aging Schedule under "Contingent Deferred Sales Charge."

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you exchange Class B shares of one Fund for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares.

     o The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

     The Board of Trustees may suspend the automatic conversion of Class B shares to Class A shares for legal reasons or due to the exercise of its fiduciary duty. If the Board of Trustees determines that such suspension is likely to continue for a substantial period of time, it will create another Class of shares into which Class B shares are convertible.

APPLICABLE SALES CHARGE- CLASS C SHARES

     You may purchase Class C shares at NAV plus an initial sales charge of 1% (referred to as the Offering Price). In addition, a 1% CDSC will apply to redemptions of shares made within eighteen months of buying them, as discussed below. The current sales charge rates are as follows:


    ----------------------------- ----------------------------------------- -----------------------------------------
                                       Sales Charge as Percentage of:                        Dealer
                                                                                          Reallowance
                                                                                        as a Percentage of
    Amount of Purchase              Offering Price     Net Amount Invested             the Offering Price
    ----------------------------- -------------------- -------------------- -----------------------------------------
    ----------------------------- -------------------- -------------------- -----------------------------------------
    Investment Amount                    1.00%                1.01%                          1.00%
    ----------------------------- -------------------- -------------------- -----------------------------------------

CONTINGENT DEFERRED SALES CHARGE (CDSC)

     You pay a CDSC when you redeem:

     o Class A shares that were bought without paying a front end sales charge within one year of purchase;

     o    Class B shares within six years of purchase;

     o    Class C shares within eighteen months of purchase.

     The CDSC payable upon redemption of Class C Shares or Class A shares in the circumstance described above is 1.00%. The CDSC schedule for Class B shares is set forth as follows.

     YEARS SINCE PURCHASE                            CDSC
     --------------------                            ----
     First...................................       5.00%
     Second..................................       4.00%
     Third...................................       4.00%
     Fourth..................................       3.00%
     Fifth...................................       2.00%
     Sixth...................................       1.00%
     Seventh and thereafter..................       0.00%

     The CDSC is calculated based on the original NAV at the time of your investment. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class B or Class C shares of another Fund which you may have exchanged for Class B or Class C shares of the Fund you are redeeming.

     The Distributor pays sales commissions (in addition to dealer reallowances) at the time of sale of up to 1.00% of the purchase price of Class C shares of the Fund to brokers that initiate and are responsible for purchases of such Class C shares of the Fund. You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another Fund from the date you acquired the original shares of the other Fund.

     For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000; 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share which is the original purchase price. Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 4.00% (the applicable rate in the third year after purchase).

     The Distributor pays sales commissions at the time of sale of up to 5.00% of the purchase price of Class B shares of the Fund to brokers that initiate and are responsible for purchases of such Class B shares of the Fund.

     CDSC WAIVERS

     The Fund will waive the CDSC payable upon redemptions of shares for:

     o death or disability (as defined in section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability

     o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

     o minimum required distributions made from an individual retirement account ("IRA") or other retirement plan account after you reach age 70 1/2

     o withdrawals under a Fund's systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

     CDSC AGING SCHEDULE

     As discussed above, certain investments in Class A, Class B and Class C shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

     Purchases of Class A, Class B or Class C shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

     No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

     The CDSC will be applied in a manner that results in the CDSC being imposed at the original purchase price. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES

     The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940. 12b-1 fees are used to compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     The 12b-1 fees vary by share class as follows:

     o Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Fund.

     o Class B and Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund.

     12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares by financing the costs of advancing brokerage commissions paid to investment representatives. Such fees may also be used to finance the costs incurred by the Distributor for marketing-related activities and for providing shareholder services.

     The Distributor may use up to 0.25% of the fees for shareholder servicing for Class A, Class B and Class C shares and up to 0.75% for distribution for Class B and Class C shares.

     Over time, shareholders may pay more in 12b-1 fees than the equivalent of the maximum permitted front end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     You may purchase, exchange and redeem Class A, Class B and Class C shares of the Fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption "Investor Services and Programs."

HOW TO PURCHASE SHARES

     INITIAL PURCHASE

     INVESTMENT MINIMUMS:


     ------------------------------------------- ------------------------------ ------------------ ------------------
                                                      Minimum to Open An             Minimum            Minimum
          Type of Account                             Account                        Addition           Balance
     ------------------------------------------- ------------------------------ ------------------ ------------------
     ------------------------------------------- ------------------------------ ------------------ ------------------
          Regular                                     $3,000                         $50                $3,000
     ------------------------------------------- ------------------------------ ------------------ ------------------
          IRA and Roth IRA                            $500                           $50                $500
     ------------------------------------------- ------------------------------ ------------------ ------------------
          Coverdell Education Savings Account
          (Educational IRA)                           $500                           $50                $500
     ------------------------------------------- ------------------------------ ------------------ ------------------
          Automatic Investment Plan                   $500                           $50                $500
     ------------------------------------------- ------------------------------ ------------------ ------------------

     The Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to charge an annual $15 fee until the account has reached the required minimum. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the Fund. The Fund reserves the right to liquidate your account regardless of size. The Fund also reserves the right to waive any investment minimum.

OPENING YOUR ACCOUNT

     You can open a new account in any of the following ways:

     o FINANCIAL ADVISER. You can establish an account by having your financial adviser process your purchase.

     o COMPLETE THE APPLICATION. Make check or money order payable to Henderson Income Advantage Fund. Mail to:

         REGULAR MAIL                        OVERNIGHT MAIL
         Henderson Global Funds              Boston Financial Data Services
         PO Box 8391                         c/o Henderson Global Funds
         Boston, MA 02266-8391               66 Brooks Drive, Suite 8391
                                             Braintree, MA 02184
                                             866.3HENDERSON (or 866.343.6337)

     Current shareholders may open a new identically registered account by one of the following methods:

     o TELEPHONE EXCHANGE PLAN. You may exchange $3,000 or more from your existing account to another Henderson Fund account.

     o WIRE. Call 866.3HENDERSON (or 866.343.6337) to arrange for this transaction:

              State Street Bank and Trust Company
              Attn:  Mutual Funds
              Boston, MA 02110
              ABA # 0110-0002-8
              Attn:  Henderson Global Funds
              Deposit DDA #9905-541-0
              FBO:  (please specify the Fund name, account number and name(s)
                     on account)

     Generally, the Fund does not accept investments from non-U.S. residents.

ADDING TO YOUR ACCOUNT

     There are several easy ways you can make additional investments of at least $50 to any Fund in your account:

     o    ask your financial adviser to purchase shares on your behalf

     o    send a check with the returnable portion of your statement

     o wire additional investments through your bank using the wire instructions as detailed above

     o authorize transfers by telephone between your bank account and your Henderson account through Automated Clearinghouse ("ACH"). You may elect this privilege on your account application or through a written request

     o    exchange shares from another Henderson Global Fund

     o through an Automatic Investment Plan (please see Purchase and Redemption Programs for details)

HOW TO EXCHANGE SHARES

     You can exchange your shares for shares of the same Class of certain other Funds at NAV by having your financial adviser process your exchange request or by contacting shareholder services directly. To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. Shares that have been registered for less than 15 days may only be exchanged upon a determination by the Fund that the exchange, when considered together with your transactions in shares of the other Funds, does not constitute a pattern of market timing or excessive trading practices and is not otherwise harmful to the interests of the Fund and its shareholders. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase ($50 for subsequent exchanges made under the automatic exchange plan and telephone exchange). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

HOW TO REDEEM SHARES

     You may redeem your shares either by having your financial adviser process your redemption or by contacting shareholder services directly. The Fund normally sends out your redemption proceeds within seven calendar days after your request is received in good order. "Good order" is defined by the requirements described below for redemptions processed by telephone or mail.

     Under unusual circumstances such as when the New York Stock Exchange (NYSE) is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

     You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

     REDEEMING THROUGH YOUR FINANCIAL ADVISER

     You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.

     REDEEMING DIRECTLY THROUGH SHAREHOLDER SERVICES

     o BY TELEPHONE. You can call shareholder services at 866.3HENDERSON (or 866.343.6337) to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

     o BY MAIL. To redeem shares by mail, you can send a letter to shareholder services with the name of your Fund, your account number and the number of shares or dollar amount to be sold. Mail to:

         REGULAR MAIL                        OVERNIGHT MAIL
         Henderson Global Funds              Boston Financial Data Services
         PO Box 8391                         c/o Henderson Global Funds
         Boston, MA 02266-8391               66 Brooks Drive, Suite 8391
                                             Braintree, MA 02184
                                             866.3HENDERSON (or 866.343.6337)

     o BY WIRE. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application. A wire fee of $10 will be charged by the Fund.

          Note: If an address change has occurred within 30 days of the redemption, a signature guarantee will be required.

     SIGNATURE GUARANTEE / ADDITIONAL DOCUMENTATION

     Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

     o You request a change to your current account registration, including your name, address or are establishing or changing a TOD (Transfer on Death) beneficiary;

     o    You want to redeem more than $200,000 in shares;

     o You want your redemption check mailed to an address other than the address on your account registration;

     o    Your address of record was changed within the past 30 days;

     o You want the check made payable to someone other than the account owner;

     o You want to redeem shares, and you instruct the Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account;

     o You may want your redemption proceeds wired to an account other than your account of record; or

     o Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed).

OTHER CONSIDERATIONS

     RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The Fund does not accept third party checks, money orders, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request. We are required by law to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

     Because an exchange request involves both a request to redeem shares of one Henderson Global Fund and to purchase shares of another Henderson Global Fund, the Fund considers the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

     ANTI-MONEY LAUNDERING LAWS. The Fund is required to comply with certain federal anti-money laundering laws and regulations. The Fund may be required to "freeze" the account of a shareholder if certain account information matches information on government lists of known terrorists or other suspicious persons or if the shareholder appears to be involved in suspicious activity, or the Fund may be required to transfer the account or the proceeds of the account to a government agency.

     EXCESSIVE TRADING PRACTICES. The Fund does not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm fund performance. As noted above, the Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the Fund and its shareholders, the Fund will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the Fund, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

     Generally, you will be permitted to make up to 5 round-trip exchanges per year (a round trip is an exchange out of one Henderson Global Fund into another Henderson Global Fund, and then back again). The Fund may waive this restriction for shareholders investing through certain electronic mutual fund marketplaces. Shares redeemed within 30 days of purchase may be subject to a 2% redemption fee. The Fund does not impose a redemption fee on assets invested through wrap programs or through most retirement or deferred plans and trusts including those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."

     REINSTATEMENT PRIVILEGE. Once a year, you may decide to reinstate shares that you have redeemed within the past 90 days. You must send a letter to shareholder services, stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received; shares will be purchased into the account from which the redemption was made. If shares were redeemed from a Class B or Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.

     IN-KIND DISTRIBUTIONS. The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

INVESTOR SERVICES AND PROGRAMS

     As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

DISTRIBUTION OPTIONS

     The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

     o Dividend and capital gain distributions reinvested in additional shares (this option will be assigned if no other option is specified);

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares;

     o    Dividend and capital gain distributions in cash; or

     o Dividend and capital gain distributions reinvested in additional shares of another Henderson Global Fund of your choice.

     Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the payable date. See "Other Information-Undeliverable Distributions." Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PURCHASE AND REDEMPTION PROGRAMS

     For your convenience, the following purchase and redemption programs are made available to you with respect to Class A, B and C shares, without extra charge:

     AUTOMATIC INVESTMENT PLAN. You can make cash investments of $50 or more through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on or about the fifteenth day of the month.

     AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in the Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in the Fund for shares of the same Class of shares of other Henderson Global Funds. You may make exchanges of at least $50 with any of the other Henderson Global Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days notice.

     REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

     DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of any Henderson Global Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same Class of another Henderson Global Fund.

     SYSTEMATIC WITHDRAWAL PLAN. This plan is available to IRA and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive or designate someone else to receive regular periodic payments on any day between the fourth and the last day of the month. If you do not specify a date, the investment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For Class B and Class C shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the Plan at any time on five business days notice.

OTHER INFORMATION

PRICING OF FUND SHARES

     The price of each Class of the Fund's shares is based on its NAV. The NAV of each Class of shares is determined as of the close of regular trading each day that the NYSE is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The days that the NYSE is closed are listed in the SAI. To determine NAV, the Fund values its assets at current market values, or at fair value as determined by the Adviser, under the direction of the Board of Trustees, if current market values are not readily available. Fair value pricing may be used by the Fund when current market values are unavailable or when an event occurs after the close of the exchange or market on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated using last reported prices.

     Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and shareholder services receives your order by:

     o shareholder services' close of business, if placed through a financial adviser, so long as the financial adviser (or its authorized designee) received your order by the valuation time; or

     o the valuation time, if placed directly by you (not through a financial adviser such as a broker or bank) to shareholder services.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the

     Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee.

     The Fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund's shares may change on days when you will not be able to purchase or redeem its shares.

DISTRIBUTIONS

     The Fund intends to distribute dividends of all or a portion of its net investment income monthly to shareholders. Dividends and distributions may be payable in cash or additional shares, with the option to receive cash in lieu of the shares. The Fund may at times in its discretion pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. While the Fund will attempt to maintain a stable level of distributions, the Fund will still comply with Subchapter M of the Code.

     See "Distribution Options" for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

     The yield on the Fund's shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the amount and timing of the use of leverage by the Fund, the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the Fund's shares.

     UNDELIVERABLE DISTRIBUTIONS

     If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned "undeliverable" or remains uncashed for six months, the Adviser may cancel the check and reinvest the proceeds in the Fund from which the transaction was initiated. In addition, after such six-month period: (1) the Adviser will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and (2) the Adviser will automatically reinvest future dividends and distributions in the Fund.

TAX CONSIDERATIONS

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the Fund may have on your particular tax situation.

     TAXABILITY OF DISTRIBUTIONS. As long as the Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

     You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable for federal income tax purposes as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

     The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal income tax purposes.

     Fund distributions will reduce the Fund's NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays. If the Fund makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

     If you are neither a citizen nor a resident of the U.S., the Fund will withhold U.S. federal income tax determined by the relationship with your country or citizenship up to but not exceeding 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. [The Fund is also required in certain circumstances to apply backup withholding at the rate of up to 30.5% for taxable years beginning in 2001 and 30% for taxable years beginning in 2002 and 2003 on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding.] Backup withholding will not, however, be applied to payments that have been subject to non-resident alien withholding. Prospective investors should read the Fund's Account Application for additional information regarding backup withholding of federal income tax.

     TAXABILITY OF TRANSACTIONS. When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may realize a gain or a loss on the transaction for federal income tax purposes. You are responsible for any tax liabilities generated by your transaction.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUSES

     The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Fund's annual and semi-annual report or prospectus will be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

MORE INFORMATION ABOUT THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL / SEMI-ANNUAL REPORTS
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 866.3HENDERSON (or 866.343.6337) for shareholder services or
866.4HENDERSON (or 866.443.6337) for other services

BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391
Boston, MA 02266-8391

BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
c/o Henderson Global Funds
66 Brooks Drive, Suite 8391
Braintree, MA 02184
866.3HENDERSON (or 866.343.6337)

ON THE INTERNET
You may also find more information about the Fund on the Internet at: http://www.hendersonglobalfunds.com. This website is not considered part of the prospectus.



You can also obtain copies of Trust documents from the Securities and Exchange Commission as follows:

BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC  20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy documents)

IN PERSON
Public Reference Room in Washington, DC
(For hours of operation, call (202) 942-8090)

VIA THE INTERNET
On the EDGAR Database at http://www.sec.gov



SEC file number: 811-10399

                         HENDERSON INCOME ADVANTAGE FUND

                                    SERIES OF

                             HENDERSON GLOBAL FUNDS
                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611

                       STATEMENT OF ADDITIONAL INFORMATION

                              ____________ __, 2003

         Henderson Global Funds (the "Trust") is an open-end management investment company that currently consists of four portfolios, one of which is addressed in this document, and each of which is non-diversified. This Statement of Additional Information ("SAI") relates to the Class A, B and C shares of Henderson Income Advantage Fund (the "Fund"). The Fund is managed by Henderson Global Investors (North America) Inc. (the "Adviser").

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated __________ __, 2003 (the "Prospectus"), which may be obtained upon request and without charge from the Trust by calling 866.3Henderson (or 866.343.6337) or from Forum Fund Services, LLC (the "Distributor") at Two Portland Square, Portland, Maine 04101.


                                TABLE OF CONTENTS

                                                                                    PAGE


FUND HISTORY AND GENERAL INFORMATION..................................................1

INVESTMENT OBJECTIVE AND POLICIES.....................................................1

FUND INVESTMENTS AND RELATED RISKS....................................................2

         Banking Industry and Savings and Loan Obligations............................2
         Borrowing....................................................................3
         Commercial Paper.............................................................3
         Convertible Securities.......................................................3
         Corporate Loans..............................................................4
         Credit Default Swap Agreements...............................................5
         Debt Securities..............................................................5
         Distressed Securities........................................................7
         Firm Commitment Agreements And "When-Issued" Securities......................7
         Foreign Securities...........................................................7
         Foreign Currency Exchange Transactions......................................10
         Futures Contracts and Options On Futures Contracts..........................11
         Illiquid Securities and Restricted Securities...............................14
         Mortgage-Related and Other Asset-Backed Securities Companies................15
         Options on Securities.......................................................16
         Other Investment Companies..................................................19
         Repurchase Agreements.......................................................19
         Securities Index Futures Contracts..........................................20
         U.S. Government Securities..................................................21
         Warrants....................................................................22
         Zero Coupon Bonds...........................................................22

INVESTMENT RESTRICTIONS..............................................................23

PORTFOLIO TURNOVER...................................................................23

MANAGEMENT OF THE FUND...............................................................24

         Trustees and Officers.......................................................24
         Standing Committees of the Board............................................26
         Management Ownership of the Fund............................................26

                                       i


                                TABLE OF CONTENTS
                                  (continued)
                                                                                    PAGE


         Compensation of Trustees....................................................27

CONTROL PERSONS AND PRINCIPAL HOLDERS................................................27

CODE OF ETHICS.......................................................................27

INVESTMENT ADVISORY AND OTHER SERVICES...............................................28

         Investment Adviser..........................................................28
         Distributor.................................................................29
         Distribution Plan...........................................................30
         Custodian...................................................................31
         Transfer Agent And Dividend Disbursing Agent................................31
         Administrator...............................................................31
         Auditors....................................................................32
         Outside Counsel.............................................................32

BROKERAGE ALLOCATION.................................................................32

CAPITALIZATION AND VOTING RIGHTS.....................................................33

PURCHASES, EXCHANGES AND REDEMPTION INFORMATION......................................34

         Purchases...................................................................34
         Retirement Plans............................................................34
         Exchanges...................................................................35
         Initial Sales Charges.......................................................35
         Additional Payments.........................................................35
         Contingent Deferred Sales Charges-Class A, Class B and Class C Shares.......35
         Conversion of Class B Shares................................................36
         Redemptions.................................................................37
         Other Redemption Information................................................37

NET ASSET VALUE......................................................................37

TAXATION.............................................................................39

         Options, Futures and Foreign Currency Forward Contracts.....................39
         Currency Fluctuations-"Section 988" Gains or Losses.........................40
         Investment in Passive Foreign Investment Companies..........................41

                                       ii


                                TABLE OF CONTENTS
                                  (continued)
                                                                                    PAGE


         Debt Securities Acquired at a Discount......................................41
         Distributions...............................................................42
         Disposition of Shares.......................................................42
         Foreign Withholding Taxes...................................................43
         Backup Withholding..........................................................43

PERFORMANCE INFORMATION..............................................................44

         Average Annual Total Return.................................................44
         Average Annual Total Return After Taxes on Distributions....................45
         Average Annual Total Return After Taxes on Distributions and Redemption.....45
         Average Annual NAV Total Return.............................................46
         Yield.......................................................................46
         Distribution Rate...........................................................46
         Other Quotations, Comparisons and General Information.......................47

REGISTRATION STATEMENT...............................................................47

FINANCIAL STATEMENTS.................................................................47

APPENDIX A..........................................................................A-1



No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

         The Fund is organized as a separate, non-diversified portfolio of the Trust, an open-end management investment company organized as a Delaware statutory trust on May 11, 2001.

                       INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective and policies are described in the Fund's Prospectus under the captions "Fund Summary" and "Investment Strategies and Risks." Descriptions of the Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with the Fund's investment techniques, are set forth below.

         Descriptions of a particular investment practice or technique in which the Fund may engage or a financial instrument that the Fund may purchase are meant to describe the spectrum of investments that Henderson Global Investors (North America) Inc. (the "Adviser" or "Henderson"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in the Fund's overall investment strategy, from time to time have a material impact on the Fund's performance.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation. Henderson, subject to the supervision of the Board of Trustees, will monitor the percentage of illiquid securities held by the Fund.

         Debt Securities. The Fund may invest in all types of debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Debt securities include corporate bonds, U.S. Government securities, convertible bonds, mortgage and other asset-backed securities, zero-coupon bonds and corporate loans.

         Mortgage-Related and Other Asset-Backed Securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

         Equity Securities. The Fund may invest up to 10% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. Convertible preferred stocks tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks.

         Foreign Securities. The Fund may also invest in fixed income securities of issuers based outside the United States. These securities of foreign issuers are primarily traded in the United States and predominantly denominated in U.S. dollars.

         Illiquid Securities and Corporate Loans. The Fund may invest up to 15% of its net assets in illiquid securities and corporate loans. These securities are investments that may be difficult to sell, and the sale of many illiquid securities is limited by law. Corporate Loans are business loans made to borrowers that may be corporations, partnerships or other entities ("Borrowers"). These Borrowers operate in a variety of industries and geographic regions. The interest rates on Corporate Loans adjust periodically.

         Corporate Loans generally are negotiated between a Borrower and several financial institution lenders ("Lenders") represented by one or more Lenders acting as agent of all the Lenders ("Agent"). The Agent is responsible for negotiating the loan agreement (the "Loan Agreement") that establishes the terms and the conditions of the Corporate Loan and the rights of the Borrower and the Lenders. The Fund may purchase assignments of portions of Corporate Loans from third parties and may invest in participations in Corporate Loans. Corporate Loans may include certain foreign senior debt that is in the form of notes and not Loan Agreements.

         Temporary Defensive Investments. When the managers believe market or economic conditions are unfavorable for investors, the managers may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. The Fund may make these investments or increase its investment in these securities when the managers are unable to find enough attractive long-term investments, to reduce exposure to a Fund's primary investments when the managers believe it is advisable to do so, or to meet anticipated levels of redemption. The Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Temporary defensive investments generally may include U.S. government securities, commercial paper, repurchase agreements and other money market securities. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns and may limit the Fund's ability to meet its investment objective.

         Derivatives. The Fund may use derivatives including credit default swaps, forwards, options, indexed securities, futures and options on futures. Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index such as the Standard & Poors Composite Price 500 Index.

         Leverage. The Fund may use bank borrowings to increase the amount of money the Fund can invest. This principal is called leverage. The Fund may borrow money to the extent permissible under the Investment Company Act of 1940, as amended (the "1940 Act'), currently up to 33 1/3% of its total assets.


                       FUND INVESTMENTS AND RELATED RISKS

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in Henderson's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

BORROWING

         The Fund may borrow money, as permitted by the 1940 Act, both for temporary purposes, such as to meet redemption requests, and for investment purposes. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. This permits the Fund to borrow up to 33 1/3% of its total assets, including the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

         Borrowings by a Fund result in leveraging of the Fund's shares. Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund's shareholders that do not exist for unleveraged funds having a similar investment objective. These include a higher volatility of the net asset value of the Fund's shares, increased operating costs and the relatively greater effect of performance on the net asset value of the shares. So long as the Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income and/or higher net asset value than if the Fund were not leveraged. On the other hand, if the interest expense on borrowings approaches the net return on the Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced. If the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

CONVERTIBLE SECURITIES

         The Fund may invest in corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed-income obligations that pay current income.

CORPORATE LOANS

         Corporate Loans have the most senior position in a Borrower's capital structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of Corporate Loans a priority claim on some or all of the Borrower's assets in the event of default. Most of the Fund's Corporate Loans investments will be secured by specific assets of the Borrower. Corporate Loans also have contractual terms designed to protect Lenders. The Fund generally acquires Corporate Loans of Borrowers that, in the Adviser's judgment, can make timely payments on their Corporate Loans and that satisfy other credit standards established by the Adviser. Nevertheless, investing in Corporate Loans does involve investment risk, and some Borrowers default on their Loan payments. The Fund attempts to manage these risks through careful analyses and monitoring of Borrowers.

         There is less readily available, reliable information about most Corporate Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund's investments, and the Adviser relies primarily on its own evaluation of Borrower credit quality rather on any available independent source. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

         Corporate Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Corporate Loans. As a result, Corporate Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The market for illiquid securities may be more volatile than the market for liquid securities. The market could be disrupted in the event of an economic downturn or a substantial increase or decrease in the interest rates. However, many Corporate Loans are of a large principal amount and are held by a large number of owners. In the Adviser's opinion, this should enhance their liquidity. In addition, in recent years the number of institutional investors purchasing Corporate Loans has increased.

         The Fund may acquire Corporate Loans of Borrowers that are experiencing, or are more likely to experience, financial difficulty, including Corporate Loans issued in highly leverage transactions. The Fund may even acquire and retain in its portfolio Corporate Loans of Borrowers that have filed for bankruptcy protection. Because of the protective terms of Corporate Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Corporate Loan than would be the case for most other types of defaulted debt securities. Nevertheless, even in the case of collateralized Corporate Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the Borrower's payment obligation or that the collateral can or will be liquidated. In the case of bankruptcy, liquidation may not occur and the court may not give Lenders the full benefit of their senior position. Uncollateralized Corporate Loans involve a greater risk of loss.

CREDIT DEFAULT SWAP AGREEMENTS

         The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income through out the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

         Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter swap agreements only with counterparties who are rated investment grade quality by at least on nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage described above since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

DEBT SECURITIES

         The Fund may invest in debt securities. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         Investment-Grade Debt Securities. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by Henderson to be of comparable quality.

         High Yield Debt Securities. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Lower-rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to pay principal and interest when due. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment.

These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of Henderson not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on Henderson's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Henderson will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

DISTRESSED SECURITIES

         The Fund may invest in securities in default of their obligation to pay interest and/or principal, but for which the Adviser believes there are prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values for these securities are highly speculative.

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES

         New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

FOREIGN SECURITIES

         The securities of foreign issuers in which the Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and related depository instruments, American Depositary Shares ("ADSs"), European Depositary Shares ("EDSs") Global Depositary Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the Fund's domestic investments.

         Although Henderson intends to invest the Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Henderson seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

         ADRs, EDRs, GDRs, ADSs, EDSs, GDSs and related securities are depositary instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depositary instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

         The Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect each Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Certain developing countries, including Eastern European countries, that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain developing countries, including Eastern European countries, may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act, with respect to the custody of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair the debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in U.S. markets. The Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         The Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward foreign currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund may also enter into a forward foreign currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward foreign currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge"). A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While the Fund may enter into forward foreign currency contracts to reduce currency exchange risks, unforeseen changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward foreign currency contracts entered into by the Fund. Proxy hedges and cross-hedges, in particular, may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodities Futures Trade Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

         The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund also could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

         A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price less any margin on deposit of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, each Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         Foreign Currency Futures Contracts and Related Options. The Fund may engage in foreign currency futures contracts and related options transactions in the same manner to that in which forward contracts or currencies will be utilized. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         For example, the Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "proxy" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A proxy currency's exchange rate movements parallel that of the primary currency. Proxy currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         The Fund will only enter into foreign currency futures contracts and options on futures which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a foreign currency futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         Risks Associated with Futures and Related Options. Because there is a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on the underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States or the United Kingdom, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES

         The Fund may purchase securities other than in the open market, including securities that are subject to legal or contractual restrictions on resale ("restricted securities"). For example, restricted securities in the U.S. may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

         Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities in the U.S. that are eligible for resale under Rule 144A under the 1933 Act are often deemed to be liquid. Since it is not possible to predict with assurance that the market for restricted securities will be liquid or continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors Henderson may consider in reaching liquidity decisions related to restricted securities are (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, the average trading volume and the mechanics of the transfer); and (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period.

         Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. Also, the Fund may be deemed to be an "underwriter" for the purposes of the 1933 Act when selling U.S. restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         The Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

         It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's assets. The Trust's Board of Trustees has approved guidelines for the use by the Adviser in determining whether a security is illiquid.

         This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES COMPANIES

         Mortgage-backed and other asset-backed securities carry prepayment risks. Prices and yields of mortgage-backed and other asset-backed securities assume that the underlying mortgages or assets will be paid off according to a preset schedule. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans and other assets while rising interest rates generally decrease the rate of prepayments. Acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. If the underlying mortgages or assets are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund's total return. The average life of mortgage backed and asset-backed securities varies with the maturities of the underlying instruments. A mortgage backed or asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities.

OPTIONS ON SECURITIES

         In an effort to enhance current return and/or to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, the Fund would need to negotiate directly with the counter-party.

         The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Taxation."

         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counter-party (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counter-party") to make delivery of the instrument underlying the option. If the counter-party fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, Henderson will assess the creditworthiness of each counter-party to determine the likelihood that the terms of the OTC option will be satisfied.

         Writing Options on Individual Securities. The Fund may write (sell) covered call options on securities held by the Fund in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         Purchasing Options On Individual Securities. The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

         The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         Risks of Options Transactions. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counter-party. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counter-party may fail to deliver or to pay, as the case may be. In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         The Fund's success in using options techniques depends, among other things, on Henderson's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

OTHER INVESTMENT COMPANIES

         The Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, the Fund would bear its ratable share of the fund's expenses (which often include an asset-based management fee). The Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

         For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index or portion of such index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

         Examples of index-based investments include:

         SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by the Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

         Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq-100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

         WEBssm: WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by Henderson, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are fully collateralized with U.S. Government securities or other securities that the Adviser has approved for use as collateral for repurchase agreements. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Adviser under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

SECURITIES INDEX FUTURES CONTRACTS

         The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase as a temporary substitute for stock purchases. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         Risks of Securities Index Futures. The Fund's success in using the above techniques depends, among other things, on the Adviser's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of positions. The skills necessary for successful use of index futures are different from those used in the selection of individual stocks.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         The Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options primarily for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC. See "Foreign Currency Futures Contracts and Related Options."

         When purchasing an index futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

U.S. GOVERNMENT SECURITIES

         U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("Ginnie Mae") certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, Ginnie Mae certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Student Loan Marketing Association ("Sallie Mae").

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

ZERO COUPON BONDS

         The Fund may invest in zero coupon bonds which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has elected to be classified as a non-diversified series of an open-end investment company. Under these restrictions, the Fund may not:

     (i)  issue senior securities, except as permitted under the 1940 Act;

     (ii) borrow money, except as permitted under the 1940 Act;

     (iii) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     (iv) invest more than 25% of its total assets in any one industry provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation;

     (v) purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities;

     (vi) purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectuses and this SAI; and

     (vii) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

                               PORTFOLIO TURNOVER

         The Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. Variations in portfolio turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions or changes in the Adviser's outlook.

                             MANAGEMENT OF THE FUND

         TRUSTEES AND OFFICERS

         The Board of Trustees of the Trust (the "Board") is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

         A listing of the Trustees and Executive Officers of the Trust and their business experience during the past five years follows. Unless otherwise indicated, each person's address is 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611. Currently, all Trustees oversee all four series of the Trust.


-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                 POSITION(S)                                                           OTHER
                                 WITH THE       TERM OF OFFICE   PRINCIPAL OCCUPATIONS DURING PAST     DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST          AND TIME SERVED  FIVE YEARS                            HELD
-------------------------------- -------------- ---------------- ------------------------------------- -----------------


INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------
                                                          1
Roland C. Baker, 65              Trustee        Since 2001       President and Chief Executive         None
                                                                 Officer, First Penn-Pacific Life
                                                                 Insurance Co. (retired 2001);
                                                                 Director, The Rittenhouse Trust
                                                                 (banking; money management);
                                                                 Director, North American Company
                                                                 for Life and Health Insurance (a
                                                                 provider of life insurance, health
                                                                 insurance and annuities).
-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                                          1
C. Gary Gerst, 64                Trustee        Since 2001       Chairman Emeritus, Jones Lang         Chairman and
                                                                 LaSalle, formerly LaSalle Partners    Trustee, Harris
                                                                 Ltd. (real estate investment          Insight Funds
                                                                 management and consulting firm);      Trust (22
                                                                 Director, Florida Office Property     portfolios).
                                                                 Company Inc. (real estate
                                                                 investment fund).
-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                                          1
Faris F. Chesley, 65             Trustee        Since 2002       Chairman, Chesley, Taft &             None
                                                                 Associates, LLC, since 2001; Vice
                                                                 Chairman, ABN-AMRO, Inc. (a
                                                                 financial services company),
                                                                 1998-2001; Director, Modern
                                                                 Educational Systems (a manufacturer
                                                                 of maps and educational equipment),
                                                                 1992-1999.
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST:
------------------------------------------------------------------------------------------------------------------------
                     2                                    1
Charles H. Wurtzebach,  54       Chairman and   Since 2001       Managing Director, Henderson Global   None
                                 Trustee                         Investors (North America) Inc.
                                                                 ("HGINA") since 1999; President
                                                                 and Chief Executive Officer,
                                                                 Heitman Capital Management,
                                                                 1996-1998.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------

                                       24


-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                 POSITION(S)                                                           OTHER
                                 WITH THE       TERM OF OFFICE   PRINCIPAL OCCUPATIONS DURING PAST     DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST          AND TIME SERVED  FIVE YEARS                            HELD
-------------------------------- -------------- ---------------- ------------------------------------- -----------------

-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                    2                                     1, 3
Sean M. T. Dranfield, 37         Trustee and    Since 2001       Director, North American Retail       None
                                 President                       Distribution, HGINA since 1999;
                                                                 Executive Director, North American
                                                                 Business Development, Henderson
                                                                 Investment Management Limited, since
                                                                 1999; Director, International
                                                                 Business Development, Henderson
                                                                 Global Investors, 1995-1999.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                                          3
Alanna N. Palmer, 28             Vice           Since 2002       Associate Director, Product           Not applicable
                                 President                       Management, since 2003 and Product
                                                                 Manager 2001 - 2003, HGINA;
                                                                 Vice President of the Trust,
                                                                 2002 - 2003; Associate Director, UBS
                                                                 Global Asset Management, 1998 - 2001.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                                          3
Scott E. Volk, 32                Vice           Since 2002       Director, Retail Finance and          Not Applicable
                                 President                       Operations, since 2002 and Finance
                                                                 Manager 2001-2002, HGINA; Treasurer of
                                                                 the Trust, 2001-2002; Vice President,
                                                                 Financial Services, BISYS Fund Services,
                                                                 1999-2001; Mutual Fund Treasurer,
                                                                 Stein Roe & Farnham Mutual Funds,
                                                                 1997-1999.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                                          3
Steven M. Hill, 38               Treasurer      Since 2002       Operations Manager, HGINA, since      Not Applicable
                                                                 2002; Managing Director, FrontPoint
                                                                 Partners LLC, 2001-2002; Vice
                                                                 President, Nuveen
                                                                 Investments,1999-2001; Chief
                                                                 Financial Officer, Skyline Asset
                                                                 Management LP, 1999; Vice
                                                                 President, Van Kampen Investments
                                                                 and Assistant Treasurer, Van Kampen
                                                                 mutual funds, 1989-1999.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                                          3
Ann M. Casey, 37                 Assistant      Since 2001       Treasurer, The China Fund Inc.;       Not Applicable
225 Franklin Street              Treasurer                       Treasurer, The Holland Balanced
Boston, Massachusetts 02110                                      Fund; Vice President, Senior
                                                                 Director of Fund Administration,
                                                                 State Street Corporation, since 2000;
                                                                 Assistant Vice President, Director of
                                                                 Fund Administration, State Street
                                                                 Corporation, 1999-2000; Assistant
                                                                 Secretary, Assistant Director of
                                                                 Fund Administration, State Street
                                                                 Corporation, 1997-1999.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------

                                       25


-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                 POSITION(S)                                                           OTHER
                                 WITH THE       TERM OF OFFICE   PRINCIPAL OCCUPATIONS DURING PAST     DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST          AND TIME SERVED  FIVE YEARS                            HELD
-------------------------------- -------------- ---------------- ------------------------------------- -----------------

                                                          3
Brian C. Booker, 37              Secretary      Since 2001       Senior Legal Counsel and Corporate    Not Applicable
                                                                 Secretary, since 2001 and Manager,
                                                                 Legal and Compliance, HGINA,
                                                                 2000-2001; Attorney, Vedder, Price,
                                                                 Kaufman & Kammholz, 1998-2000;
                                                                 Attorney, Waller, Lansden, Dortch &
                                                                 Davis, 1996-1998.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------
                                                          3
Heidemarie Gregoriev, 32         Assistant      Since 2001       Legal Counsel, HGINA, since 2001;     Not Applicable
                                 Secretary                       Attorney, Gardner, Carton &
                                                                 Douglas, 1997-2001.
-------------------------------- -------------- ---------------- ------------------------------------- -----------------


------------------

1.   A trustee may serve until his death, resignation or removal.

2. Trustee is an interested person of the Trust (as defined in Section 2(a)(19) of the 1940 Act) because of his employment relationship with Henderson Global Investors (North America) Inc., the investment adviser to the Trust.

3.   The officers of the Trust are elected annually by the Board.


STANDING COMMITTEES OF THE BOARD

         The Board of Trustees has an Audit Committee, a Governance Committee and a Valuation Committee, the responsibilities of which are described below. Each of the Audit Committee and Governance Committee is comprised solely of Independent Trustees. The Valuation Committee is comprised of both interested and Independent Trustees.

         The Audit Committee makes recommendations regarding the selection of independent auditors for the Trust, confers with the independent auditors regarding the Trust's financial statements, the results of audits and related matters and performs such other tasks as the full Board of Trustees deems necessary or appropriate. The Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently the members of the Audit Committee are Messrs. Baker, Chesley and Gerst. The Audit Committee held [two] meetings during the fiscal year ended July 31, 2003.

         The Board of Trustees has a Governance Committee that seeks and reviews candidates for consideration as nominees for membership on the Board. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Trust. Currently the members of the Governance Committee are Messrs. Baker, Chesley and Gerst. The Governance Committee held [one] meeting during the fiscal year ended July 31, 2003.

         The Valuation Committee determines a fair value of securities for which market quotations are not readily available. Currently the members of the Valuation Committee are Messrs. Chesley and Dranfield. The Valuation Committee held [___] meetings during the fiscal year ended July 31, 2003.

MANAGEMENT OWNERSHIP OF THE FUND

         The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds overseen by each Trustee in the Fund complex as of December 31, 2002.

                                                     AGGREGATE DOLLAR RANGE OF
                                                     EQUITY SECURITIES IN ALL
                                                     REGISTERED INVESTMENT
                             DOLLAR RANGE OF         COMPANIES OVERSEEN BY
                             EQUITY SECURITIES       TRUSTEE IN FAMILY OF
                             IN THE FUND             INVESTMENT COMPANIES
                             -----------------       ------------------------
INDEPENDENT TRUSTEES
Roland C. Baker               None                    None
C. Gary Gerst                 None                    None
Faris F. Chesley              None                    Over $100,000

INTERESTED TRUSTEES
Charles H. Wurtzebach         None                    None
Sean Dranfield                None                    $10,001 - $50,000


         No officer, director or employee of the Adviser, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust. As of [___________ __, 2003], the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Fund.

COMPENSATION OF TRUSTEES

         Trustees who are not interested persons of the Trust receive from the Trust, for service on the Board, an annual retainer of $10,000 for services on the Board and a $1,500 retainer for services on the Valuation Committee. Each Trustee receives a fee of $1,500 for each board meeting attended and $750 for each committee meeting (except Valuation Committee) attended on a day when the Trustee did not attend a board meeting. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The following table summarizes the compensation paid by the Trust to its Trustees during the fiscal year ended July 31, 2003.

TRUSTEE NAME                              AGGREGATE COMPENSATION FROM TRUST
Charles H. Wurtzebach1.................               $  0
Sean Dranfield1........................               $  0
Roland C. Baker........................               $
C. Gary Gerst..........................               $
Faris F. Chesley.......................               $

------------------

1. Messrs. Wurtzebach and Dranfield are Interested Trustees and therefore do not receive any compensation from the Trust.


                      CONTROL PERSONS AND PRINCIPAL HOLDERS

         To the knowledge of the Trust as of [________________ __, 2003], the Adviser as initial shareholder owned beneficially or of record 100% of the Fund's outstanding shares. As a result, as of such date the Adviser owned a controlling interest in the Fund, and shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

                                 CODE OF ETHICS

         The Adviser and the Trust have adopted a Code of Ethics, which is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund, in compliance with Rule 17j-1 under the 1940 Act. The Code of Ethics permits employees of the Adviser and the Trust to engage in personal securities transactions, including with respect to securities held by the Fund, subject to certain requirements and restrictions. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions in certain securities may not be made, and requires the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions and annual reporting of holdings. Exceptions to certain provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago IL, 60611 is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of Henderson Global Investors (Holdings) plc, referred to, together with its affiliates, as "Henderson Global Investors" herein. As of June 30, 2003, the Adviser had approximately $____________ of assets under management.

         As a global money manager, Henderson Global Investors and its affiliates provide a full spectrum of investment products and services to institutions and individuals in Asia Pacific, Europe, and both North and South America. Headquartered in London at 4 Broadgate, London, UK EC2M 2DA, Henderson Global Investors has been managing assets for clients since 1934. Currently, Henderson Global Investors is an indirect, wholly owned subsidiary of AMP Limited ("AMP"). AMP, an Australian financial services company, acquired Henderson Global Investors in 1998.

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

         Pursuant to the Advisory Agreement, the Adviser acts as the Fund's adviser, oversees the management of its investment, and administration of its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the advisory fee, the Fund pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of the Fund's net asset value. Expenses that will be borne directly by the Fund include, but are not limited to, the following: fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

         The Board approved the Advisory Agreement on ____________ __, 2003. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested, and received from the Adviser, information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreement, the Board reviewed numerous factors. The following factors were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser: (a) services to be provided under the Advisory Agreement; (b) requirements of the Fund for the services provided by the Adviser; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of the Fund; (f) the Adviser's commitments to operating the Fund at competitive expense levels; (g) capabilities and financial condition of the Adviser; and (h) current economic and industry trends.

         Among other things, the Board considered the following factors in evaluating the initial approval of the Advisory Agreement: (a) the fairness and reasonableness of the investment advisory fee payable to the Adviser under the Advisory Agreement in light of the investment advisory services provided, the costs of these services and the ratio of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services expected to be provided by the Adviser; (c) the Adviser's entrepreneurial commitment to the management of the Fund; (d) the Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

         Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Advisory Agreement was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Advisory Agreement on the basis of the foregoing review and discussions.

         The Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of [0.85%] of the Fund's average managed assets.

         With respect to the Fund, the Adviser has agreed to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual operating expenses (excluding 12b-1 fees, other class-specific expenses, interest, taxes, brokerage commissions and other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business) to [1.60%] of the Fund's average daily net assets. The Adviser may subsequently recover reimbursed expenses from the Fund if the Fund's expense ratio falls below the expense limitation. These contractual arrangements will continue until at least [July 31, 2007].

         The Advisory Agreement for a Fund continues in effect from year to year for so long as its continuation is approved at least annually (a) by a vote of a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and
(b) by the shareholders of the Fund or the Board of Trustees. Each agreement may be terminated at any time, upon 60 days' written notice by either party; the Fund may so terminate either by the vote of the Board of Trustees or by a majority vote of the outstanding shares of the Fund. The agreement may also be terminated at any time either by vote of the Board of Trustees or by a majority vote of the outstanding voting shares of the Fund. The agreement shall terminate automatically in the event of its assignment. The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties under such agreement.

         Upon termination of the Advisory Agreement and when so requested by the Adviser, the Trust will refrain from using the name "Henderson" in its name or in its business in any form or combination.

DISTRIBUTOR

         Forum Fund Services, LLC serves as the distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement"). The Distributor distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares.

         The Fund has authorized the Distributor to accept on its behalf purchase and redemption orders. The Distributor is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Pursuant to the Distribution Agreement, the Distributor is entitled to deduct a commission on all Class A and Class C shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, the Distributor may reallow to dealers such concession as the Distributor may determine from time to time. In addition, the Distributor is entitled to deduct a contingent deferred sales charge ("CDSC") on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the relevant Prospectus.

         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the Distributor on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to the Distributor. The Distribution Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act pertaining to the Fund's Class A, Class B and Class C shares. In adopting the Plan, the Independent Trustees have concluded, in accordance with the requirements of Rule 12b-1, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of the Plan or under an alternative distribution arrangement.

         Under the Plan, the Fund pays the Distributor a 12b-1 fee of 0.25% of the average daily net assets attributable to its Class A shares, and a 12b-1 fee of 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively.

         Under the Plan, the Distributor may use up to 0.75% of 12b-1 fees for distribution-related activities and up to 0.25% of 12b-1 fees for shareholder servicing. These fees constitute compensation to the Distributor and are not dependent on the Distributor's expenses incurred. The distribution fees for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors prospectuses, statements and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and CDSCs. The distribution fee for Class B and Class C shares may also be used to finance the costs of advancing brokerage commissions to investment representatives. These fees may also be used to finance the costs incurred by the Distributor for marketing-related activities. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it. The shareholder servicing fees will be used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. However, the shareholder service fees may be used to pay for, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.

         Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while the Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         If the Distribution Agreement or the Plan are terminated (or not renewed) with respect to the Fund (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

         State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street computes the Fund's net asset value and keeps the book account for the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         State Street serves as the transfer and dividend disbursing agent (the "Transfer Agent") for the Fund pursuant to the transfer agency and registrar agreement with the Trust, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Trustees concerning the operations of the Fund.

ADMINISTRATOR

         State Street serves as the administrator (the "Administrator") for the Trust pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust; oversee the computation of Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for the negligence or willful misconduct of the Administrator, its officers or employees. As compensation for these services, the Fund pays State Street an annual administration fee based upon a percentage of the average net assets of the Fund.

AUDITORS

         Ernst & Young LLP, independent auditors located at 233 South Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. The audit services performed by Ernst & Young LLP include audits of the annual financial statements of each of the Funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Funds' tax returns.

OUTSIDE COUNSEL

         The law firm of Vedder, Price, Kaufman & Kammholz, P.C. has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Fund. Bell Boyd & Lloyd LLC serves as counsel to the Independent Trustees.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the Board, the Adviser places orders for the purchase and sale of the Fund's portfolio securities. The Adviser seeks the best price and execution obtainable on all transactions. Purchases and sales of debt securities are usually principal transactions at net price and, therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Adviser attempts to deal directly with the principal market makers, except in those circumstances where the Adviser believes that a better price and execution are available elsewhere.

         In placing portfolio transactions, the Adviser's primary consideration is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and the breadth of the market for the security, the size and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one broker-dealer can offer comparable execution services. In selecting among such broker-dealers, consideration may be given to those broker-dealers that supply research and other services in addition to execution services. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Adviser in servicing all of its accounts. In addition, not all of these services may be used by the Adviser in connection with the services it provides to the Fund. The Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services.

         Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Adviser deems to be a desirable investment for the Fund. The

Trust may reject, in whole or in part, any or all offers to pay for the Fund shares with securities and may discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

         The Fund is required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year. As of _____________ __, 2003, the Fund held no such securities.

                        CAPITALIZATION AND VOTING RIGHTS

         The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid and non-assessable. No class of shares of the Fund has preemptive rights or subscription rights.

         The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trust currently consists of four series, one of which is addressed in this SAI. Each series represents a Fund. Pursuant to the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size. The Trustees have authorized the issuance of Class A, Class B, and Class C shares for Henderson Income Advantage Fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund, each of which are offered under a separate prospectus and SAI (each is also a "Fund").

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's Declaration of Trust and By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting or fractional shares). Shareholders of each Fund or class are entitled to vote alone on matters that only affect that Fund or class. All Funds and classes of shares of each Fund will vote together, except when a separate vote is permitted or required by the 1940 Act or written instrument. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each Fund of the Trust. Voting regarding the distribution plan applicable to Class A, Class B or Class C shareholders will be regarded as separate matters requiring separate vote by class. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all Funds of the Trust.

         As used in this SAI and the Prospectuses, the phrase "majority vote of the outstanding shares" of a Fund or class means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund or class of a Fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee. Meetings of shareholders will be called at any time by a majority of Trustees and shall be called by any Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Delaware law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

         The SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Multi-Class Plan under Rule 18f-3 on behalf of the Fund. The Multi-Class Plan includes the following: (i) shares of each class of a Fund are identical, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectuses, shares of a particular class of a Fund may be exchanged for shares of the same class of another Henderson fund; and (iii) a Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                PURCHASES, EXCHANGES AND REDEMPTION INFORMATION

PURCHASES

         As described in the Prospectuses, shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

RETIREMENT PLANS

         Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs.

EXCHANGES

         As described in the Prospectuses, shareholders of the Fund have an exchange privilege with other Henderson Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Henderson Fund into which the exchange is to be made.

INITIAL SALES CHARGES

         Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.

ADDITIONAL PAYMENTS

         Institutions such as broker/dealer firms or banks may be paid fees out of the assets of the investment adviser or its affiliates for marketing and servicing shares of the Fund. These fees do not come out of the Fund's assets. Investment professionals receive such fees for providing distribution-related services or services such as advertising, sponsoring activities to promote sales, and maintaining shareholder accounts. These payments may be based on factors such as the number or value of shares the investment professionals may sell, the value of client assets invested, and/or the type and nature of sales support furnished by the institution.

CONTINGENT DEFERRED SALES CHARGES-CLASS A, CLASS B AND CLASS C SHARES

         Class A shareholders may exchange their Class A shares that are subject to a CDSC, as described in the Prospectuses ("outstanding Class A shares"), for Class A shares of another Fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

         Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

         The following CDSC table applies to Class B shares:

                             CONTINGENT  DEFERRED SALES CHARGE AS A PERCENTAGE
YEAR SINCE PURCHASE          OF DOLLAR AMOUNT SUBJECT TO CHARGE
--------------------------   -------------------------------------------------
First.....................   5%
Second....................   4%
Third.....................   4%
Fourth....................   3%
Fifth.....................   2%
Sixth.....................   1%

                             CONTINGENT  DEFERRED SALES CHARGE AS A PERCENTAGE
YEAR SINCE PURCHASE          OF DOLLAR AMOUNT SUBJECT TO CHARGE
--------------------------   -------------------------------------------------
Seventh and thereafter....   0%


         Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within eighteen months of the date of purchase.)

         For purposes of computing the CDSC (and conversion feature, if applicable) that may be payable upon the redemption of the new Class A, Class B or Class C shares, the holding period of the outstanding shares is "tacked" onto the holding period of the new shares.

         Each exchange will be made on the basis of the relative net asset value per share of the Fund involved in the exchange next computed following receipt by the Transfer Agent of telephone instructions or a properly executed request. Exchanges, whether written or telephonic, must be received by the Transfer Agent by the close of regular trading on the NYSE (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law.

         An exchange of shares between any of the Fund will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

CONVERSION OF CLASS B SHARES

         As described in the Prospectus, Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

REDEMPTIONS

         As described in the Prospectuses, shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by the Transfer Agent, less any applicable CDSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven calendar days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven calendar days, (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

         Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. The Fund has made an election pursuant to Rule 18f-1 under the 1940 Act. This requires the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

OTHER REDEMPTION INFORMATION

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.

                                NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining the Fund's aggregate net assets, receivables are valued at their realizable amounts. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         A security listed or traded on a recognized stock exchange or in a recognized OTC market (e.g., The Nasdaq Stock Market, Inc. or "Nasdaq") is valued at the security's last reported sale price on the exchange, or in the OTC market, on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange or OTC market in which it is primarily traded or as of the close of regular trading on the NYSE, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

         A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. Interest bearing commercial paper which is purchased at par will be valued at par. Interest is accrued daily. Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par, are valued at amortized cost, which the Board believes approximates market value.

         Options, futures contracts and options on futures contracts are valued at the last reported sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last reported sale price on the other exchange(s). If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by the Adviser in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the NYSE. Trading on foreign exchanges may not take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE (e.g., any of the national business holidays identified below). If events materially affecting the value of a Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by the Adviser in accordance with procedures approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., eastern time) on each day the NYSE is open for trading. The NYSE and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the NYSE close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form by the Transfer Agent or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since the Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the Fund's net asset value may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The sale of the Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever, in its judgment, it is in the Fund's best interest to do so.

                                    TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in any Fund. The Fund is not managed for tax-efficiency.

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "Section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain Section 1256 contracts are ordinary in character. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS-"SECTION 988" GAINS OR LOSSES

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as

"Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount,

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         [If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.]

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and Section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of

Federal income tax at a rate of [31%] ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                            PERFORMANCE INFORMATION

         Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to: (i) the J.P. Morgan Global High Yield Index, the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions of administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

AVERAGE ANNUAL TOTAL RETURN

         The Fund's "average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

      n
P(1+T) =ERV

           Where:
           P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return.
           N      =   number of years.
          ERV     =   ending redeemable value at the end of the 1-, 5-,
                      or 10-year periods of a hypothetical $1,000 payment made at the beginning of the applicable period, assuming reinvestment of all dividends and distributions.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

         The Fund's "average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

      n
P(1+T) =ATV
           D


           Where:

           P = a hypothetical initial payment of $1,000.

           T = average annual total return (after taxes on distributions).

           N = number of years.

        ATV  = ending value at the end of the 1-, 5-, or 10-year periods of a
           D hypothetical $1,000 payment made at the beginning of the applicable period after taxes on fund distributions but not after taxes on redemption.


         After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

..AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

         The Fund's "average annual total return after taxes on distributions and redemption" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:


      n
P(1+T) =ATV
           DR


           Where:
           P        =   a hypothetical initial payment of $1,000.
           T        =   average annual total return (after taxes on
                        distributions and redemption).
           N        =   number of years.
           ATV      =   ending  value at the end of the 1-, 5-, or  10-year
              DR        periods  of a  hypothetical  $1,000 payment made at
                        the beginning of the applicable period, after taxes on fund distributions and redemption.

         After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL NAV TOTAL RETURN

         The Fund's "average annual NAV total return" figures shown below are computed according to the formula expressed as follows:


                 n
         P(1 + T)  = ERV
                        n

           Where:

           P         =   a hypothetical initial payment of $1,000 not
                         subject to any sales charges or CDSC.
           T         =   average annual NAV total return.
           N         =   number of years.
           ERV       =   ending redeemable value at the end of the 1-, 5-,
              n          or 10-year periods of a hypothetical $1,000 payment
                         not subject to any sales charges or CDSC made at the beginning of the applicable period, assuming reinvestment of all dividends and distributions.

YIELD

         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as a Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                       6
YIELD = 2[(a-b)/cd + 1) - 1]

Where:

         a     =      dividends and interest earned during the period
         b     =      expenses accrued for the period (net of reimbursements)
         c     =      the average daily number of shares  outstanding during
                      the period that were entitled to receive dividends
         d     =      the maximum offering price per share on the last day
                      of the period

         For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by the Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or less than the Fund's then current dividend rate.

DISTRIBUTION RATE

         The Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is the monthly annualized distributions of the Fund as a percentage of the maximum offering price per share. Distribution rate differs from yield, which is the measure of the net income generated by the Fund's investments according to the SEC prescribed formula, and from total return which is a measure of the net income actually earned by the Fund's investments plus the effect of any realized and unrealized appreciation or depreciation or such investments during a stated period.

OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

         The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications.

                             REGISTRATION STATEMENT

         This SAI and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         There are currently no financial statements available for the Fund.

                                   APPENDIX A

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             HENDERSON GLOBAL FUNDS
                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS


          (a) (i) Declaration of Trust is incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.

              (ii) Written Instrument Establishing and Designating a Series and
                   Class of Interests with respect to Henderson Income Advantage Fund to be filed by amendment.


          (b) By-Laws are incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.

          (c)      Not Applicable.


          (d) (i) Investment Advisory Agreement between Registrant and Henderson Global Investors (North America) Inc. dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (ii) Sub-Advisory Agreement between Henderson Global Investors
                   (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

             (iii) Form of Investment Advisory Agreement between Registrant and Henderson Global Investors (North America) Inc. on behalf of Henderson Income Advantage Fund to be filed by amendment.

          (e) (i) Distribution Agreement between Registrant and Forum Fund Services, LLC dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002..

              (ii) Amendment to Distribution Agreement between Registrant and
                   Forum Fund Services, LLC on behalf of Henderson Income Advantage Fund to be filed by amendment.


               (f) Not Applicable.


          (g)  (i) Custodian Agreement between Registrant and State Street
                   Bank and Trust Company dated August 24, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (ii) Amendment to Custodian Agreement on behalf of Henderson
                   Income Advantage Fund to be filed by amendment.

          (h)  (i) Administration Agreement between Registrant and State
                   Street Bank and Trust Company dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (ii) Amendment to Administration Agreement on behalf of Henderson
                   Income Advantage Fund to be filed by amendment.

             (iii) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated September 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (iv) Amendment to Transfer Agency and Service Agreement on behalf of Henderson Income Advantage Fund to be filed by amendment.

               (v) Expense Limitation Agreement between Henderson Global
                   Investors (North America) Inc. and Henderson Global Funds, on behalf of the Henderson European Focus Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (vi) Expense Limitation Agreement between Henderson Global
                   Investors (North America) Inc. and Henderson Global Funds, on behalf of the Henderson Global Technology Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

             (vii) Expense Limitation Agreement between Henderson Global
                   Investors (North America) Inc. and Henderson Global Funds, on behalf of the Henderson International Opportunities Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

            (viii) Expense Limitation Agreement on behalf of the Henderson
                   Income Advantage Fund to be filed by amendment.

          (i) (i) Opinion and consent of counsel is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (ii) Opinion and consent of counsel for Henderson Income
                   Advantage Fund to be filed by amendment.

               (j) Not Applicable.


               (k) Not Applicable.

               (l) Subscription Agreement dated August 30, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

               (m) Rule 12b-1 Plan is incorporated herein by reference to
                   Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (n) (i) Multi-Class Plan is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 10, 2001.


               (o) Reserved.


          (p) (i) Code of Ethics of Registrant, Henderson Global Investors (North America) Inc. and Henderson Investment Management Ltd is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.


          (q)  (i) Power of Attorney for Messrs. Wurtzebach, Baker and
                   Gerst is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001.

              (ii) Power of Attorney for Mr. Chesley is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable.

ITEM 25. INDEMNIFICATION

         Article V. Section 5.2 or the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

         Registrant has obtained insurance coverage for its trustees and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         Henderson Global Investors (North America) Inc. (the "Adviser") serves as the investment adviser of the Registrant and other institutional investors. Henderson Investment Management Limited ("Henderson") serves as the investment subadviser of the Registrant and other investment companies and institutional and individual investors. The principal executive officers of the the investment adviser and subadviser and their positions with the investment adviser and subadviser are:


       Name                       Position with Adviser
       ----                       ---------------------
       Charles H. Wurtzebach      Managing Director
       Douglas G. Denyer          Vice President and Treasurer
       Brian C. Booker            Secretary

       Name                       Position with Henderson
       ----                       -----------------------
       George I. Buckley          Director and Global Chief Investment Officer
       Nicholas T. Hiscock        Director, Finance and Operations
       Iain C. Clark              Chief Investment Officer
       Michael G. Clare           Director
       James N. B.Darkins         Director
       Roger P. Yates             Chief Executive
       Ann E. Rein                Director
       Shirley J. Garrood         Director
       Ross R. Maclean            Compliance Officer

         For further information relating to the Adviser's and Henderson's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Henderson Global Investors (North America) Inc. - SEC File No. 801-47202; and Henderson Investment Management Ltd. - SEC File No. 801-55577.


ITEM 27.      PRINCIPAL UNDERWRITERS.

              (a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


                  Century Capital Management Trust       JCM Series Trust
                  The Cutler Trust                       Monarch Funds
                  Forum Funds                            Sound Shore Fund, Inc.



              (b) The following officers of Forum Fund Services, LLC, the
                  Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.



                  Name                   Position with Underwriter       Position with Registrant
                  -----                  -------------------------       ------------------------

                  John Y. Keffer         Director                        None
                  Charles F. Johnson     Treasurer                       None
                  Benjamin L. Niles      Vice President                  None
                  David I. Goldstein     Secretary                       None
                  Dana A. Lukens         Assistant Secretary             None
                  Fred Skillin           Assistant Treasurer             None
                  Nanette K. Chern       Chief Compliance Officer        None


              (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

     (a) Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611;

     (b)  Henderson Investment Management Ltd., 4 Broadgate, London UK EC2M 20A;


     (c) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110;

     (d) Boston Financial Data Services, 1250 Hancock Street, Presidents Place, Suite 300N, Quincy, MA 02169; and

     (e)  Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101.


ITEM 29. MANAGEMENT SERVICES

         The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, certifies that this Post-Effective Amendment No. 4 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in City of Chicago, and State of Illinois on the 15th day of July, 2003.


                                                      HENDERSON GLOBAL FUNDS

                                                      By: /s/ Sean Dranfield
                                                          ---------------------
                                                          Trustee and President



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


SIGNATURES                                           TITLE                           DATE


By:      /s/ Charles H. Wurtzebach*                Trustee and Chairman          July 15, 2003
         --------------------------
         Charles H. Wurtzebach

By:      /s/ Roland C. Baker*                      Trustee                       July 15, 2003
         --------------------
         Roland C. Baker

By:      /s/ Faris F. Chesley*                     Trustee                       July 15, 2003
         ---------------------
         Faris F. Chesley

By:      /s/ C. Gary Gerst*                        Trustee                       July 15, 2003
         ------------------
         C. Gary Gerst

By:      /s/ Sean Dranfield                        Trustee and                   July 15, 2003
         ------------------                        President
         Sean Dranfield

By:      /s/ Steven M. Hill                        Treasurer and                 July 15, 2003
         ------------------                        Chief Financial and
         Steven M. Hill                            Accounting Officer


*By:     /s/ Sean Dranfield
         Sean Dranfield


*Pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.